UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 15, 2013
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: 1,763,850

List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

American Assets Trust            COM         024013104       15018  469167   SH         Sole              104347          364820
American Campus Communities      COM         024835100       31043  684656   SH         Sole              255690          428966
American Tower Corp.             COM         03027X100       55823  725740   SH         Sole              339213          386527
Apartment Investment & ManagementCOM         03748R101       27371  892754   SH         Sole              188254          704500
AvalonBay Communities, Inc.      COM         053484101      107021  844880   SH         Sole              326007          518873
Boston Properties, Inc.          COM         101121101       99204  981633   SH         Sole              325748          655885
CBL & Associates Properties, I   COM         124830100       18088  766438   SH         Sole              175686          590752
Chesapeake Lodging Trust         COM         165240102       25551 1113811   SH         Sole              438928          674883
DiamondRock Hospitality          COM         252784301       16694 1066047   SH         Sole              784277          281770
Duke Realty Corporation          COM         264411505         645   37902   SH         Sole               37356             546
Dupont Fabros Technology         COM         26613Q106       15735  648324   SH         Sole              140231          508093
Equity Lifestyle Properties      COM         29472R108       35101  457049   SH         Sole              179892          277157
Equity Residential               COM         29476L107       81426 1478857   SH         Sole              550521          928336
Essex Property Trust, Inc.       COM         297178105       47031  312326   SH         Sole              127069          185257
Extra Space Storage, Inc         COM         30225T102       47046 1198003   SH         Sole              515577          682426
Federal Realty Investment Trus   COM         313747206         286    2650   SH         Sole                2650               0
General Growth Properties        COM         370023103       72518 3647823   SH         Sole             1380765         2267058
HCP Inc.                         COM         40414L109       48082  964330   SH         Sole              220007          744323
Health Care REIT Com             COM         42217K106       92941 1368592   SH         Sole              524648          843944
Healthcare Trust of America      COM         42225P105       12508 1064484   SH         Sole              259555          804929
Hyatt Hotels                     COM         448579102       32654  755361   SH         Sole              219994          535367
Kilroy Realty                    COM         49427F108       39928  761982   SH         Sole              301382          460600
Kite Realty Group Trust          COM         49803T102        1222  181300   SH         Sole               53164          128136
LaSalle Hotel Properties         COM         517942108       21135  832743   SH         Sole              177518          655225
Marriott International-CL A      COM         571903202       43966 1041099   SH         Sole              434160          606939
Post Properties, Inc.            COM         737464107       53240 1130367   SH         Sole              436225          694142
ProLogis Inc.                    COM         74340W103       86693 2168421   SH         Sole              781601         1386820
Public Storage                   COM         74460D109       88133  578601   SH         Sole              216634          361967
Regency Centers Corp.            COM         758849103       13484  254839   SH         Sole               53873          200966
Retail Opportunity Investments   COM         76131N101       33981 2424643   SH         Sole             1121579         1303064
SL Green Realty Corp.            COM         78440X101       45472  528064   SH         Sole              200235          327829
Saul Centers, Inc.               COM         804395101       11939  272947   SH         Sole               56619          216328
Simon Property Group, Inc.       COM         828806109      200472 1264324   SH         Sole              465870          798454
Spirit Realty Capital            COM         84860F109       24172 1272218   SH         Sole              546184          726034
Taubman Centers, Inc.            COM         876664103       49762  640767   SH         Sole              264300          376467
Terreno Realty Corp              COM         88146M101        7340  408250   SH         Sole               76025          332225
Ventas, Inc.                     COM         92276F100      101962 1392924   SH         Sole              552836          840088
Vornado Realty Trust             COM         929042109       59162  707341   SH         Sole              252311          455030
REPORT SUMMARY                             38DATA RECORDS  1763850           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED